Financing (Income) Expenses, Net	12 Months Ended
Dec. 31, 2019
Banking and Thrift, Interest [Abstract]
Financing (Income) Expenses, Net

NOTE 15 - FINANCING (INCOME) EXPENSES, NET

	Year ended December 31
	2019	2018	2017

Change in fair value of warrants liability and fair value of warrants expired (Note 8)	$499,874	$(925,910)	$1,101,229
Inducement related to warrants exercised (Note 8)	-	-	(166,500)
Change in fair value of convertible bridge loans following to Maturity Date (Note 7)	2,321,867	-	-
Loss from extinguishment of loans from shareholders (Note 6)	1,423,493	-	-
Direct and incremental issuance costs allocated to First Warrant (Note 7)	22,109	-	-
Amortization of discounts and accrued interest on convertible bridge loans (prior to Maturity Date) (Note 7)	958,741	-	-
Change in liability to minimum royalties (Note 9B)	50,000	50,000	-
Exchange rate differences and other finance income (expenses)	57,414	(45,427)	(70,029)
Financing (income) expenses, net	$5,333,498	$921,337	$1,337,758